CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 23,046	$ 15,560	$ 11,429
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(1,150)	118	861
Cash flow hedges:
Change in net unrealized gains (losses)	(2,260)	2,331	168
Amounts reclassified from AOCI	1,373	(1,772)	(261)
Net change	(887)	559	(93)
Other comprehensive income (loss), net	(2,037)	677	768
Total of comprehensive income	$ 21,009	$ 16,237	$ 12,197